Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 109,524	$ 83,585
Carrying amount of associated liabilities	96,980	75,625
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	62,679	58,232
Carrying amount of associated liabilities	$ 2,005	$ 4,361